Note 13 - Capital Stock (Details Textual) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Campus Labs, LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	150,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.67
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.001	$ 0.001
Common Stock, Number of Voting Rights	1
Preferred Stock, Shares Authorized	20,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.001
Treasury Stock, Shares, Acquired	528,403
Treasury Stock, Value, Acquired, Cost Method | $	$ 6,000	$ 5,996